Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000893730
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 21, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 21, 2020
Prospectus Date	rr_ProspectusDate	Jan. 21, 2020
Integrity Short Term Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSAX
Integrity Short Term Government Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSIX